Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising shares assigned for deferred variable remuneration plans (Details)	12 Months Ended
	Dec. 31, 2022 portion payments shares	Dec. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | portion	5
2018 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	33.30%
CET objective, result	100.00%
CET objective, target	11.30%
EPS growth objective, result	0.00%
EPS growth objective, target	25.00%
TSR minimum metric, result	0.00%
TSR minimum metric, target	33.00%
Individual objectives, weight	33.00%
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Maximum | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Directors | 2016 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(92,146)	(92,147)
Directors | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(52,334)	(52,334)
Directors | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(344,689)
Shares delivered (deferred payment variable remuneration) (in shares)	(57,440)	(172,336)
Directors | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(177,613)	(177,613)
Directors | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(191,732)
Shares delivered (deferred payment variable remuneration) (in shares)	(57,520)
Directors | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(991,953)
Directors | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payments	3
Directors | Ana Botín | 2016 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(55,015)	(55,014)
Directors | Ana Botín | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(31,361)	(31,361)
Directors | Ana Botín | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(206,618)
Shares delivered (deferred payment variable remuneration) (in shares)	(34,431)	(103,304)
Directors | Ana Botín | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(106,463)	(106,463)
Directors | Ana Botín | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(124,246)
Shares delivered (deferred payment variable remuneration) (in shares)	(37,274)
Directors | Ana Botín | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(592,249)
Directors | José Antonio Álvarez | 2016 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(37,131)	(37,133)
Directors | José Antonio Álvarez | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(20,973)	(20,973)
Directors | José Antonio Álvarez | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(138,072)
Shares delivered (deferred payment variable remuneration) (in shares)	(23,008)	(69,032)
Directors | José Antonio Álvarez | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(71,150)	(71,150)
Directors | José Antonio Álvarez | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(67,486)
Shares delivered (deferred payment variable remuneration) (in shares)	(20,246)
Directors | José Antonio Álvarez | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(399,704)
Directors | Maximum | 2016 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	92,146	184,293
Maximum number of shares to be delivered at end of period (in shares)		92,146
Directors | Maximum | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	104,668	157,001
Maximum number of shares to be delivered at end of period (in shares)	52,334	104,668
Directors | Maximum | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	517,008	689,344
Maximum number of shares to be delivered at end of period (in shares)	114,879	517,008
Directors | Maximum | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	710,452	888,065
Maximum number of shares to be delivered at end of period (in shares)	532,839	710,452
Directors | Maximum | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	287,598	479,330
Maximum number of shares to be delivered at end of period (in shares)	230,078	287,598
Directors | Maximum | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	2,479,881
Maximum number of shares to be delivered at end of period (in shares)	1,487,928	2,479,881
Directors | Maximum | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	979,995
Directors | Maximum | Ana Botín | 2016 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	55,015	110,029
Maximum number of shares to be delivered at end of period (in shares)		55,015
Directors | Maximum | Ana Botín | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	62,722	94,083
Maximum number of shares to be delivered at end of period (in shares)	31,361	62,722
Directors | Maximum | Ana Botín | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	309,911	413,215
Maximum number of shares to be delivered at end of period (in shares)	68,862	309,911
Directors | Maximum | Ana Botín | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	425,853	532,316
Maximum number of shares to be delivered at end of period (in shares)	319,390	425,853
Directors | Maximum | Ana Botín | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	186,369	310,615
Maximum number of shares to be delivered at end of period (in shares)	149,095	186,369
Directors | Maximum | Ana Botín | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	1,480,622
Maximum number of shares to be delivered at end of period (in shares)	888,373	1,480,622
Directors | Maximum | Ana Botín | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	585,079
Directors | Maximum | José Antonio Álvarez | 2016 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	37,131	74,264
Maximum number of shares to be delivered at end of period (in shares)		37,131
Directors | Maximum | José Antonio Álvarez | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	41,946	62,919
Maximum number of shares to be delivered at end of period (in shares)	20,973	41,946
Directors | Maximum | José Antonio Álvarez | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	207,097	276,129
Maximum number of shares to be delivered at end of period (in shares)	46,017	207,097
Directors | Maximum | José Antonio Álvarez | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	284,599	355,749
Maximum number of shares to be delivered at end of period (in shares)	213,449	284,599
Directors | Maximum | José Antonio Álvarez | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	101,229	168,715
Maximum number of shares to be delivered at end of period (in shares)	80,983	101,229
Directors | Maximum | José Antonio Álvarez | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	999,259
Maximum number of shares to be delivered at end of period (in shares)	599,555	999,259
Directors | Maximum | José Antonio Álvarez | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	394,916
Directors | Maximum | Sergio Rial | Banco Santander (Brasil) S.A.
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	269,148
Number of shares earned (in shares)	51,483
Directors | Maximum | Rodrigo Echenique
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	150,979